Nature of Operations (Details)	1 Months Ended		6 Months Ended	12 Months Ended
	Jun. 16, 2022 shares	Sep. 21, 2018 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($)	Jun. 30, 2023 DKK (kr) shares	Mar. 11, 2022	Nov. 18, 2021	Nov. 01, 2021	Mar. 25, 2021
Nature of Operations (Details) [Line Items]
Ordinary plus preferred shares outstanding (in Shares)		100,000
Shares owned by southern ambition limited (in Shares)		48,999
Aggregate ordinary shares (in Shares)		49,000
Aggregate ordinary shares percentage		49.00%
Cumulative preferred shares (in Shares)		51,000
Approximately ordinary shares amount (in Dollars) | $		$ 16,000
Dividends per share (in Dollars per share) | $ / shares		$ 0.03
Cumulative unpaid dividends of the preferred shares (in Dollars) | $			$ 1,700	$ 1,700
Votes percentage			99.07%	99.07%	99.07%
Outstanding shares (in Shares)			3,857,144
Ordinary shares (in Shares)			33,600
Preferred shares outstanding shares (in Shares)			21,599
Preferred shares outstanding shares percentage			99.07%
Preferred shares (in Shares)			2,400
Preferred shares percentage			0.933%
Acquired majority percentage									51.00%
Consideration amount			$ 0		kr 3,205
Owned subsidiary percentage			100.00%		100.00%
Acquisition purchase price paid amount (in Dollars) | $			$ 10,000,000
Mix of cash percentage			10.00%
Percentage of restricted ordinary shares			90.00%
Restricted ordinary shares (in Shares)			262,500
Purchase price of assets (in Dollars) | $			$ 2,100,000
Restricted ordinary shares per share (in Dollars per share) | $ / shares			$ 8
Shenzhen Kewei [Member]
Nature of Operations (Details) [Line Items]
Restricted ordinary shares (in Shares)			53,571
Beijing Wanjia [Member]
Nature of Operations (Details) [Line Items]
Acquire equity interest			100.00%		100.00%
Acquisition purchase price paid amount (in Dollars) | $			$ 8,400,000
Mix of cash percentage			10.00%
Restricted ordinary shares (in Shares)	94,500
Restricted ordinary shares percentage			90.00%
AI Thailand [Member]
Nature of Operations (Details) [Line Items]
Ordinary shares (in Shares)			3,799,544
Owned subsidiary percentage			98.00%		98.00%
AI Malaysia [Member]
Nature of Operations (Details) [Line Items]
Owned subsidiary percentage			100.00%		100.00%
AI Holding Limited [Member]
Nature of Operations (Details) [Line Items]
Proportion of ownership interest in subsidiary			100.00%
AI Robotics [Member]
Nature of Operations (Details) [Line Items]
Proportion of ownership interest in subsidiary			100.00%
Owned subsidiary percentage			100.00%		100.00%		100.00%
AI Hong Kong Limited [Member]
Nature of Operations (Details) [Line Items]
Proportion of ownership interest in subsidiary			100.00%
Southern Ambition [Member]
Nature of Operations (Details) [Line Items]
Proportion of ownership interest in subsidiary			100.00%
Votes percentage			95.00%	95.00%	95.00%
Owned subsidiary percentage			1.00%		1.00%
Horizon Dragon Limited [Member]
Nature of Operations (Details) [Line Items]
Proportion of ownership interest in subsidiary			100.00%
Aggregate ordinary shares (in Shares)		49,000
Owned subsidiary percentage			1.00%		1.00%
Singapore Agreement [Member]
Nature of Operations (Details) [Line Items]
Acquire equity interest								100.00%
Macau Agreement [Member]
Nature of Operations (Details) [Line Items]
Acquire equity interest							100.00%
Owned subsidiary percentage							100.00%
Malaysia Agreement [Member]
Nature of Operations (Details) [Line Items]
Acquire equity interest							100.00%
Consideration amount | $			$ 1
AI Robot Service [Member]
Nature of Operations (Details) [Line Items]
Owned subsidiary percentage			100.00%		100.00%
AI Robot Service [Member] | AI Jian [Member]
Nature of Operations (Details) [Line Items]
Owned subsidiary percentage			100.00%		100.00%
AI Robot Service [Member] | AUSTRIA
Nature of Operations (Details) [Line Items]
Owned subsidiary percentage			100.00%		100.00%
AI Robot Service [Member] | Dubai [Member]
Nature of Operations (Details) [Line Items]
Owned subsidiary percentage			100.00%		100.00%
AI Robot Service [Member] | United kingdom [Member]
Nature of Operations (Details) [Line Items]
Owned subsidiary percentage			100.00%		100.00%
AI Robot Service [Member] | Canada [Member]
Nature of Operations (Details) [Line Items]
Owned subsidiary percentage			100.00%		100.00%
AI Robot Service [Member] | JAPAN
Nature of Operations (Details) [Line Items]
Owned subsidiary percentage			100.00%		100.00%
AI Robot Service [Member] | Korea (North), Won
Nature of Operations (Details) [Line Items]
Owned subsidiary percentage			100.00%		100.00%
AI Shenzhen [Member]
Nature of Operations (Details) [Line Items]
Owned subsidiary percentage			100.00%		100.00%
Kewei Agreement [Member]
Nature of Operations (Details) [Line Items]
Acquire equity interest						100.00%
Shenzhen Kewei [Member]
Nature of Operations (Details) [Line Items]
Number of shares issued (in Shares)			262,500		262,500